Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Revenue from services to related entities	$ 40	$ 30	$ 88	$ 78	$ 281	$ 210	$ 90
Amount due from related parties					38	396
Payments for services received from related parties	56	40	97	59	149	23	35
Amount due to related parties					$ 47	$ 17